Commitments and Contingencies	12 Months Ended
Mar. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

17. Commitments and contingencies

(a) Operating lease obligations

The Company leases certain office and warehouse premises under operating leases. The term of each lease agreement varies and may contain renewal options. Rental payments under operating leases are charged to operating expenses on a straight-line basis over the period of the lease based on contract terms. Rental expenses under operating leases for the years ended March 31, 2018, 2019 and 2020 were RMB12,476, RMB19,957 and RMB21,540, respectively.

Future lease payments under operating leases as of March 31, 2020 were as follows:

(Amounts in thousands of RMB)
2021	14,902
2022	12,204
2023	11,179
2024	8,404
2025 and thereafter	3,755
Total	50,444

In June 2020, the Company terminated certain warehouse lease contracts in Haining as a result of the government expropriation plan. Meanwhile, the Company entered into new warehouse lease contracts with third-party landlords in Haining and Hangzhou.

(b) Capital commitment

As of March 31, 2020, the Company has several contracts with third party suppliers for the decoration of buildings. The related capital commitments as of March 31, 2020 amounted to RMB7,870, which is expected to be disbursed during the next twelve months.

(c) Contingencies

The Company is subject to periodic legal or administrative proceedings in the ordinary course of business. The Company does not believe that any currently pending legal or administrative proceeding to which the Company is a party will have a material effect on its business or financial condition.

Starting in September 2019, the Company, certain directors and officers of the Company, and the underwriters of the Company's initial public offering in April 2019 have been named as defendants in a putative securities class action. Management of the Company believes that the claims are without merit and intends to defend vigorously.